Other Payables and Accrued Liabilities (Details)	Oct. 25, 2021 USD ($)	Oct. 25, 2021 CNY (¥)	Sep. 10, 2021 CNY (¥)	Apr. 30, 2025 USD ($)	Oct. 31, 2024 USD ($)
Other Payables and Accrued Liabilities Details [Line Items]
Other payables and accrued liabilities				$ 932,469	$ 867,249
Employees [Member]
Other Payables and Accrued Liabilities Details [Line Items]
Other payables and accrued liabilities				$ 90,000
Zhumadian [Member]
Other Payables and Accrued Liabilities Details [Line Items]
Equity interest			95.00%
Consideration amount | ¥			¥ 1
Former Shareholder [Member]
Other Payables and Accrued Liabilities Details [Line Items]
Consideration amount	$ 856,000	¥ 5,466,280